Investment Objectives and Goals - VegaShares Fixed Rate Callable Bond ETF	Sep. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: VegaShares Fixed Rate Callable Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The VegaShares Fixed Rate Callable Bond ETF (the “Fund”) seeks to provide current income,
Objective, Secondary [Text Block]	with a secondary objective of capital preservation.